Schedule of hire purchase liabilities (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Alps Global Holding Berhad [Member]
IfrsStatementLineItems [Line Items]
Total outstanding		$ 7,384		$ 19,525
Less: Interest-in-suspense		(124)		(663)
Principal outstanding		7,260		18,862
Less: Amount due within 12 months (shown under current liabilities)		(7,260)		(11,167)
Hire purchase liabilities Total				$ 7,695
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Total outstanding	$ 3,139		$ 12,866
Less: Interest-in-suspense	(41)		(624)
Principal outstanding	3,098		12,242
Less: Amount due within 12 months (shown under current liabilities)	(3,098)		(12,242)
Hire purchase liabilities Total